Property and Equipment, Net	3 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	March 31, 2018	December 31, 2017	December 31, 2016
Cost:
Computers and electronic equipment	$33	$32	$28
Clinical and medical equipment	359	359	119

	392	391	147
Accumulated depreciation:
Computers and electronic equipment	29	27	20
Clinical and medical equipment	110	97	66

	139	124	86

Depreciated cost	$253	$267	$61

Depreciation expenses for the three month period ended March 31, 2018 and for the years ended December 31, 2017 and 2016 were $15, $38 and $25 respectively.